Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of contingent liabilities [Abstract]
Details of guarantees

Details of guarantees are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Confirmed guarantees
Guarantee for loans	125,870	89,699
Acceptances	371,525	391,688
Guarantees in acceptances of imported goods	158,179	224,746
Other confirmed guarantees	6,452,791	6,982,889

Sub-total	7,108,365	7,689,022

Unconfirmed guarantees
Local letters of credit	305,057	193,096
Letters of credit	3,322,731	3,081,390
Other unconfirmed guarantees	669,677	771,378

Sub-total	4,297,465	4,045,864

Commercial paper purchase commitments and others	1,260,587	884,031

Total	12,666,417	12,618,917

Details of unused loan commitments and others

Details of unused loan commitments and others are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Loan commitments	97,796,704	103,651,674
Other commitments	5,041,314	5,993,608

Litigation case [Table Text Block]

(3) Litigation case

Legal cases where the Group is involved are as follows (Unit: Korean Won in millions):

	December 31, 2018		December 31, 2019
	As plaintiff	As defendant	As plaintiff	As defendant
Number of cases(*)	77 cases	154 cases	119 cases	415 cases
Amount of litigation	494,645	246,826	291,880	391,362
Provisions for litigations	17,925		27,029

(*)	The number of lawsuits as of December 31, 2018 and 2019 does not include fraud lawsuits, etc. and those lawsuits that are filed only to extend the statute of limitation.